Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000117696 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000117696 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117696 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117696 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117696 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117696 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000117696 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000117696 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117696 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117696 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117696 | Panama
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117696 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117696 | India
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000117696 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000117696 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000117696 | China
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000117696 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000117696 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000117696 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117696 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000117696 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000117696 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000117696 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000117696 | Home & Office Products
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000117696 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000117696 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000117696 | Software
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000117696 | Leisure Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117696 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117696 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117696 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117696 | Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117696 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000117696 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000117696 | Real Estate Owners & Developers
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000117696 | Tobacco & Cannabis
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117696 | Reit
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117696 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117696 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117696 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117696 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000117696 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000117696 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000117696 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000117696 | Banking
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000117696 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000117696 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000117697 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000117697 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117697 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117697 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117697 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117697 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000117697 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000117697 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117697 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117697 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117697 | Panama
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117697 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117697 | India
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000117697 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000117697 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000117697 | China
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000117697 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000117697 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000117697 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117697 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000117697 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000117697 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000117697 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000117697 | Home & Office Products
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000117697 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000117697 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000117697 | Software
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000117697 | Leisure Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117697 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117697 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117697 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117697 | Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117697 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000117697 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000117697 | Real Estate Owners & Developers
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000117697 | Tobacco & Cannabis
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117697 | Reit
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117697 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117697 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117697 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117697 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000117697 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000117697 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000117697 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000117697 | Banking
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000117697 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000117697 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000263314 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000263314 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263314 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000263314 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000263314 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000263314 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000263314 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000263314 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000263314 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000263314 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000263314 | Panama
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000263314 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263314 | India
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000263314 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000263314 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000263314 | China
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000263314 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000263314 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000263314 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000263314 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000263314 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000263314 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000263314 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000263314 | Home & Office Products
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000263314 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000263314 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000263314 | Software
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000263314 | Leisure Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263314 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263314 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000263314 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000263314 | Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000263314 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000263314 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000263314 | Real Estate Owners & Developers
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000263314 | Tobacco & Cannabis
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000263314 | Reit
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000263314 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000263314 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000263314 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263314 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000263314 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000263314 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000263314 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000263314 | Banking
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000263314 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000263314 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000117698 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000117698 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117698 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117698 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117698 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117698 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000117698 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000117698 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117698 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117698 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117698 | Panama
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117698 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117698 | India
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000117698 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000117698 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000117698 | China
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000117698 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000117698 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000117698 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117698 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000117698 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000117698 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000117698 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000117698 | Home & Office Products
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000117698 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000117698 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000117698 | Software
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000117698 | Leisure Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117698 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117698 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117698 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117698 | Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117698 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000117698 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000117698 | Real Estate Owners & Developers
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000117698 | Tobacco & Cannabis
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117698 | Reit
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117698 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117698 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117698 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117698 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000117698 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000117698 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000117698 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000117698 | Banking
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000117698 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000117698 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000163394 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163394 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000163394 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163394 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000163394 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163394 | Leisure Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163394 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000163394 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000163394 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000163394 | Tobacco & Cannabis
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000163394 | Reit
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000163394 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163394 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000163394 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000163394 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000163394 | Banking
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000163394 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163394 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163394 | Cable & Satellite
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163394 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163394 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000163394 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000163394 | Wholesale - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163394 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163394 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000163395 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163395 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000163395 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163395 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000163395 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163395 | Leisure Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163395 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000163395 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000163395 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000163395 | Tobacco & Cannabis
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000163395 | Reit
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000163395 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163395 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000163395 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000163395 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000163395 | Banking
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000163395 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163395 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163395 | Cable & Satellite
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163395 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163395 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000163395 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000163395 | Wholesale - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163395 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163395 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000163396 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163396 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000163396 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163396 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000163396 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163396 | Leisure Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163396 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000163396 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000163396 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000163396 | Tobacco & Cannabis
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000163396 | Reit
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000163396 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163396 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000163396 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000163396 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000163396 | Banking
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000163396 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163396 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163396 | Cable & Satellite
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163396 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163396 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000163396 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000163396 | Wholesale - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163396 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163396 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018479 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018479 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018479 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018479 | United States
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000018479 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018479 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018479 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018479 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018479 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018479 | Leisure Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018479 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000018479 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018479 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018479 | Tobacco & Cannabis
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018479 | Reit
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018479 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018479 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018479 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018479 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018479 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000018479 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018479 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018479 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018479 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018479 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018479 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018479 | Advertising & Marketing
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018479 | Specialized Reits
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018479 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018479 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018479 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018479 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018479 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018480 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018480 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018480 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018480 | United States
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000018480 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018480 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018480 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018480 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018480 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018480 | Leisure Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018480 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000018480 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018480 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018480 | Tobacco & Cannabis
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018480 | Reit
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018480 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018480 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018480 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018480 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018480 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000018480 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018480 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018480 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018480 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018480 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018480 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018480 | Advertising & Marketing
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018480 | Specialized Reits
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018480 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018480 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018480 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018480 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018480 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018478 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018478 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018478 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018478 | United States
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000018478 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018478 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018478 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018478 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018478 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018478 | Leisure Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018478 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000018478 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018478 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018478 | Tobacco & Cannabis
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018478 | Reit
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018478 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018478 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018478 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018478 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018478 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000018478 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018478 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018478 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018478 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018478 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018478 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018478 | Advertising & Marketing
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018478 | Specialized Reits
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018478 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018478 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018478 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018478 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018478 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018482 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000018482 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018482 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018482 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018482 | China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018482 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018482 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018482 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018482 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018482 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018482 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018482 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018482 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018482 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018482 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018482 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018482 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018482 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018482 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018482 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000018482 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000018482 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018482 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018482 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000018482 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000018482 | Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018482 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018482 | Tobacco & Cannabis
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018482 | Reit
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018482 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018482 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018482 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018482 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018482 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018482 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018482 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018482 | Banking
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000018482 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018482 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018482 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018482 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018482 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018482 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018482 | Food
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018482 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018482 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018482 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018482 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018483 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000018483 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018483 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018483 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018483 | China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018483 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018483 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018483 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018483 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018483 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018483 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018483 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018483 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018483 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018483 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018483 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018483 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018483 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018483 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018483 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000018483 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000018483 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018483 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018483 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000018483 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000018483 | Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018483 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018483 | Tobacco & Cannabis
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018483 | Reit
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018483 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018483 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018483 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018483 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018483 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018483 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018483 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018483 | Banking
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000018483 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018483 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018483 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018483 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018483 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018483 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018483 | Food
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018483 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018483 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018483 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018483 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018481 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000018481 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018481 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018481 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018481 | China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018481 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018481 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018481 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018481 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018481 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018481 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018481 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018481 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018481 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018481 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018481 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018481 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018481 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018481 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018481 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000018481 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000018481 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018481 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018481 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000018481 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000018481 | Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018481 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018481 | Tobacco & Cannabis
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018481 | Reit
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018481 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018481 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018481 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018481 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018481 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018481 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018481 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018481 | Banking
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000018481 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018481 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018481 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018481 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018481 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018481 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018481 | Food
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018481 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018481 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018481 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018481 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000079421 | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079421 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079421 | Leisure Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000079421 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000079421 | Reit
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000079421 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079421 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000079421 | Banking
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000079421 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000079421 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079421 | Food
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079421 | Apparel & Textile Products
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000079421 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000079421 | Leisure Products
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000079421 | REITs
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000079421 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079421 | Real Estate Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000079421 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000079420 | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079420 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079420 | Leisure Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000079420 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000079420 | Reit
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000079420 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079420 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000079420 | Banking
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000079420 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000079420 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079420 | Food
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079420 | Apparel & Textile Products
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000079420 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000079420 | Leisure Products
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000079420 | REITs
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000079420 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079420 | Real Estate Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000079420 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000079419 | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079419 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079419 | Leisure Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000079419 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000079419 | Reit
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000079419 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079419 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000079419 | Banking
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000079419 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000079419 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079419 | Food
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079419 | Apparel & Textile Products
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000079419 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000079419 | Leisure Products
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000079419 | REITs
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000079419 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079419 | Real Estate Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000079419 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000117699 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117699 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117699 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117699 | United States
Holdings [Line Items]
Percent of Net Asset Value	82.90%
C000117699 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117699 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117699 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117699 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117699 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117699 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000117699 | Software
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000117699 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000117699 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000117699 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117699 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117699 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117699 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117699 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117699 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000117699 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000117699 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000117699 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117699 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117699 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000117699 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117699 | Wholesale - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117699 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117699 | Equity
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117699 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117699 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117699 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117699 | Food
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117699 | Entertainment Content
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000117700 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117700 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117700 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117700 | United States
Holdings [Line Items]
Percent of Net Asset Value	82.90%
C000117700 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117700 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117700 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117700 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117700 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117700 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000117700 | Software
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000117700 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000117700 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000117700 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117700 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117700 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117700 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117700 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117700 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000117700 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000117700 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000117700 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117700 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117700 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000117700 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117700 | Wholesale - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117700 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117700 | Equity
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117700 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117700 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117700 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117700 | Food
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117700 | Entertainment Content
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000117701 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117701 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117701 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117701 | United States
Holdings [Line Items]
Percent of Net Asset Value	82.90%
C000117701 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117701 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117701 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117701 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117701 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117701 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000117701 | Software
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000117701 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000117701 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000117701 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117701 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117701 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117701 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117701 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117701 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000117701 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000117701 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000117701 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117701 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117701 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000117701 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117701 | Wholesale - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117701 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117701 | Equity
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117701 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117701 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117701 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117701 | Food
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117701 | Entertainment Content
Holdings [Line Items]
Percent of Net Asset Value	1.40%